Capital Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Capital Leases
14.	CAPITAL LEASES

Certain computer and network equipment, fiber optic cables and property were acquired through capital leases entered into by the Company.

The Company entered into a capital lease in February 2013 totaling RMB365,353 (US$60,352) for a building in the Daxing District of Beijing for the purpose of building out a new data center. The lease bears an interest rate of 13.06% per annum.

Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	RMB	US$
2014	53,247	8,796
2015	25,712	4,247
2016	23,844	3,939
2017	48,939	8,084
2018 and thereafter	833,525	137,688

Total minimum lease payments	985,267	162,754
Less: amount representing interest	(633,528)	(104,651)

Present value of remaining minimum lease payments	351,739	58,103

Capital leases had weighted average interest rates of 7.93% and 11.88% for the years ended December 31, 2012 and 2013, respectively.